Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn April 10, 2025, RumbleOn, Inc. filed a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) for its 2025 Annual Meeting of Shareholders. This Amendment No. 1 to Schedule 14A is being filed for the sole purpose of incorporating the proxy card, which was inadvertently omitted from the Proxy Statement. All other portions of the Proxy Statement remain unchanged.
Entity Information [Line Items]
Entity Registrant Name	RumbleOn, Inc.
Entity Central Index Key	0001596961